16. LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
Schedule of lease liabilities

Lease liabilities are shown below:

		Consolidated
	12/31/2020	12/31/2019
Leases	1,623,523	1,501,960
Present value adjustment - Leases	(1,093,392)	(1,027,570)
	530,131	474,390
Classified:
Current	93,626	35,040
Non-current	436,505	439,350
	530,131	474,390

Schedule of movement of lease liabilities

The movement of lease liabilities is shown in the table below:

		Consolidated
	12/31/2020	12/31/2019
Opening balance	474,390	640,989
New leases	52,835	106,584
Present Value Adjustments - New leases	(6,511)	(54,080)
Contract review	63,250	(175,609)
Write-off	(7,757)	(1,374)
Payments	(103,648)	(94,727)
Interest appropriated	54,236	52,607
Exchange variation	3,336	-
Net balance	530,131	474,390

Schedule of estimated future minimum payments for the lease agreements

As of December 31, 2020 are the following:

				Consolidated
	Less than one year	Between one and five years	Over five years	Total

Leases	98,788	368,659	1,156,076	1,623,523
Present value adjustment - Leases	(5,162)	(110,034)	(978,196)	(1,093,392)
	93,626	258,625	177,880	530,131

Schedule of recoverable PIS / COFINS

Lease liabilities were measured at the amount of consideration with suppliers, that is, without considering the tax credits incurred after payment. The potential right of PIS and COFINS embedded in the lease liability is shown below.

		Consolidated
	12/31/2020	12/31/2019
Leases	1,603,100	1,489,789
Present value adjustment - Leases	(1,091,275)	(1,026,919)
Potencial PIS and COFINS credit	148,287	137,805
Present value adjustment – Potential PIS and COFINS credit	(100,943)	(96,461)

Schedule of measurement of the lease liability

The expenses related to payments not included in the measurement of the lease liability during the year are:

		Consolidated
	12/31/2020	12/31/2020
Contract less than 12 months	549	10,819
Lower Assets value	9,563	3,853
Variable lease payments	270,449	177,460
	280,561	192,132

Schedule of comparative balances of lease liabilities

Considering Circular Letter / CVM / SNC / SEP No. 02/2019, the Company discloses below the comparative balances of lease liabilities, right to use, financial expenses and depreciation expenses with the use of rates in real terms to discount a present value of flows also in real terms.

				Consolidated
		12/31/2020		12/31/2019
	Rate in nominal terms and actual flow	Rate and actual flow in nominal terms	Rate in nominal terms and actual flow	Rate and actual flow in nominal terms
Lease Liability	530,131	595,193	474,390	579,390
Right of net use	511,882	547,671	472,345	567,905
Financial expenses	(50,513)	(63,744)	(49,118)	(57,556)
Depreciation	(57,342)	(59,560)	(53,826)	(57,356)